Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Capital [member]	Treasury shares [member]	Share-based payment [member]	Government grants [member]	Legal Reserve [member]	For investment and working capital [member]	Result in transaction with non-controlling interest [member]	Retained earnings [member]	Post- employment benefit [member]	Cumulative translation adjustments [member]	Financial instruments [member]	Total [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2021	$ 2,775.0	$ 1,551.6	$ (28.2)	$ 37.4	$ 49.0	$ 204.4	$ 1,048.1	$ (26.7)	$ 0.0	$ (48.7)	$ (117.6)	$ (1.4)	$ 2,667.9	$ 107.1
Statement [Line Items]
Net income (Loss) For the Year	(203.5)								(185.4)				(185.4)	(18.1)
Other comprehensive income	116.5									7.2	(33.4)	4.2	(22.0)	138.5
Total of comprehensive loss	(87.0)								(185.4)	7.2	(33.4)	4.2	(207.4)	120.4
Share-based remuneration	2.9			2.9									2.9
Result in transactions with non controlling interest	133.4							104.1					104.1	29.3
Allocation of profits:
Absorption of reserves by loss for the year							(185.4)		185.4
Ending balance at Dec. 31, 2022	2,824.3	1,551.6	(28.2)	40.3	49.0	204.4	862.7	77.4		(41.5)	(151.0)	2.8	2,567.5	256.8
Statement [Line Items]
Net income (Loss) For the Year	164.3								164.0				164.0	0.3
Other comprehensive income	36.1									(4.5)	34.2	7.3	37.0	(0.9)
Total of comprehensive loss	200.4								164.0	(4.5)	34.2	7.3	201.0	(0.6)
Share-based remuneration	5.0			4.5									4.5	0.5
Capital contribution	9.5													9.5
Result in transactions with non controlling interest	13.5							13.5					13.5
Allocation of profits:
Dividends	(13.4)													(13.4)
Reserve for investments and working capital							164.0		(164.0)
Ending balance at Dec. 31, 2023	3,039.3	1,551.6	(28.2)	44.8	49.0	204.4	1,026.7	90.9		(46.0)	(116.8)	10.1	2,786.5	252.8
Statement [Line Items]
Net income (Loss) For the Year	354.6								352.5				352.5	2.1
Other comprehensive income	(114.3)									4.9	(84.9)	(24.5)	(104.5)	(9.8)
Total of comprehensive loss	240.3								352.5	4.9	(84.9)	(24.5)	248.0	(7.7)
Share-based remuneration	5.1			4.5									4.5	0.6
Exercise Warrants	5.1													5.1
Capital contribution	65.6													65.6
Result in transactions with non controlling interest	(2.5)							44.9					44.9	(47.4)
Allocation of profits:
Legal reserve						2.6			(2.6)
Dividends	(8.3)								(8.3)				(8.3)
Reserve for investments and working capital							341.6		$ (341.6)
Ending balance at Dec. 31, 2024	$ 3,344.6	$ 1,551.6	$ (28.2)	$ 49.3	$ 49.0	$ 207.0	$ 1,368.3	$ 135.8		$ (41.1)	$ (201.7)	$ (14.4)	$ 3,075.6	$ 269.0